Common Stock And Common And Preferred Share Warrants - Additional Information (Detail) - Barkbox Inc [Member] - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 31, 2018	Oct. 31, 2017	Mar. 31, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			13,101,412	11,803,289
Incremental change in the fair value of the warrant			$ 0.1
Accrued And Other Current Liabilities [Member]
Class of Stock [Line Items]
Warrant Liability			$ 0.1	$ 0.1
Common Stock [Member] | Pinnacle Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Issued Warrant For shares	179,366
Class of Warrant or Right, Price Per Warrant	$ 8.85
Common Stock [Member] | Subsequent Western Alliance Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Issued Warrant For shares	26,015
Class of Warrant or Right, Price Per Warrant	$ 9.61
Series C One Preferred Stock [Member] | Initial Western Alliance Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Issued Warrant For shares		9,568
Class of Warrant or Right, Price Per Warrant		$ 18.291332